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CALIFORNIA
DAILY TAX FREE                            600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 212-830-5200


===============================================================================









Dear Shareholder:



We are pleased to present the annual report of California Daily Tax Free Income Fund, Inc. for the year ended December 31, 1997.


The Fund had net assets of $197,816,383 and 722 active shareholders as of December 31, 1997.


Thank you for your support and we look forward to continuing to serve your cash management needs.





Sincerely,


\S\ Steven W. Duff


Steven W. Duff
President



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


-------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1997

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ------------------
    Face                                                                     Maturity                Value                 Standard
   Amount                                                                      Date     Yield      (Note 1)      Moody's   & Poor's
   ------                                                                      ----     -----      --------      -------    -------
Other Tax Exempt Investments (15.72%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  5,000,000   California School Cash Reserve Program Authority              07/02/98    3.80%   $  5,021,472    MIG-1      SP-1+
    5,000,000   City of Ontario (San Bernadino County, CA) TRAN - Series 1997 06/30/98    3.77       5,015,933               SP-1+
   10,000,000   County of Los Angeles, CA - Series 1997-98A                   06/30/98    3.80      10,030,686    MIG-1      SP-1+
    4,000,000   Fontana Unified School District County of San Bernadino, CA
                TRAN 1997                                                     07/10/98    3.89       4,012,234               SP-1+
    2,000,000   Los Angeles Community College
                District Los Angeles County, CA TRAN 1997-98                  07/02/98    3.85       2,005,718    Aa         SP-1+
    5,000,000   The City of Los Angeles, CA TRAN 1997                         06/30/98    3.83       5,014,630    MIG-1      SP-1+
  -----------                                                                                      -----------
   31,000,000   Total Other Tax Exempt Investments                                                  31,100,673
  -----------                                                                                      -----------
Other Variable Rate Demand Instruments (b) (64.27%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  7,000,000   Alameda County, CA IDR Refunding Bonds
                (Hoover Universal Inc. Project) - Series 1994
                LOC Johnson Control                                           06/01/04    4.85%   $  7,000,000    VMIG-1
    1,500,000   California EDFA (Kuhnash Properties/Arkay Plastics, CA) (c)
                LOC PNC Bank, N.A.                                            04/01/17    4.15       1,500,000
    1,500,000   California EDFA IDRB (Serra Mission Project)
                LOC US National Bank of Oregon                                08/01/27    4.90       1,500,000               A1
      400,000   California Health Facilities (Sutter Health) - Series 90A
                LOC Morgan Guaranty Trust Company                             03/01/20    4.80         400,000    VMIG-1     A1+
    1,600,000   California PCFA PCR (Pacific Gas & Electric) - Series F
                LOC Banque Nationale de Paris                                 11/01/26    4.75       1,600,000               A1+
    2,900,000   California PCFA Refunding PCRB
                (Pacific Gas & Electric Company) - Series 1997A
                LOC Toronto-Dominion Bank                                     12/01/18    4.75       2,900,000               A1+
    3,800,000   California PCFA Refunding RB
                (Atlantic Richfield Company Project) - Series 1994A           12/01/24    5.00       3,800,000    VMIG-1     A1
    6,900,000   City of Anaheim, CA (1993 Refunding Projects)
                AMBAC Insured                                                 08/01/19    3.35       6,900,000    VMIG-1     A1+
    3,000,000   City of Freemont, CA MHRB
                (Mission Wells Project) - Series 1985E
                LOC Bayerische Landesbank Girozentrale                        09/01/14    3.95       3,000,000               A1+
    1,000,000   City of Irvine Assessment District #94-13
                (Oak Creek) Limited Obligation Improvement Bond
                LOC Canadian Imperial Bank of Commerce                        09/02/22    5.00       1,000,000    VMIG-1     A1+
    2,760,000   City of Los Angeles IDRB (Cereal Food Processors, Inc. Project)
                LOC Commerzbank A.G.                                          12/01/05    4.00       2,760,000               A1


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ------------------
    Face                                                                     Maturity                Value                 Standard
   Amount                                                                      Date     Yield      (Note 1)      Moody's   & Poor's
   ------                                                                      ----     -----      --------      -------    -------
Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $  1,500,000   City of San Jose, MHRB
                (Siena Renaissance Square Apartments) - Series 1996A
                LOC Bank One Arizona, N.A.                                    12/01/29    3.60%   $  1,500,000    VMIG-1
    2,000,000   Clipper, CA Tax Exempt Trust COPS - Series 1996-1 Class A
                MBIA Insured                                                  07/04/20    4.12       2,000,000    Aaa        AAA
    1,800,000   Community Redevelopment Agency of the City of Grand Terrace
                LOC Industrial Bank of Japan, Ltd.                            12/01/11    4.20       1,800,000               A1
    2,460,000   County of Contra Costa
                (GNMA Collateralized Del Norte Place Apartments
                LOC Sumitomo Bank, Ltd.                                       10/20/28    4.90       2,460,000               A2
    6,500,000   County of Contra Costa Multifamily Mortgage Refinancing Bonds
                Fannie Mae Collateralized                                     11/15/22    3.35       6,500,000               A1+
    1,000,000   County of Kings, CA Housing Authority MHRB
                (Edgewater Isle Apartments) - Series 1996A
                LOC Wells Fargo Bank, N.A.                                    06/01/07    3.65       1,000,000    VMIG-1
    1,675,000   County of Santa Clara, CA MHRB
                (Grove Garden Apartments) - Series 1997A
                Fannie Mae Collateralized                                     02/15/27    3.95       1,675,000               AAA
    1,400,000   Fullerton, CA IDA RB (PCL Packaging)
                LOC Bank of Nova Scotia                                       12/01/04    3.55       1,400,000               A1+
    2,000,000   Housing Authority of the County of Riverside MHRB
                (Amanda Park Apartment Project) - Series 1989
                LOC Corestates Bank, N.A.                                     05/01/19    3.95       2,000,000    VMIG-1
    1,100,000   IDA of the City of Los Angeles IDRB
                (Keystone Engineering Company Project) - Series 1997
                LOC Bank of Hawaii                                            08/01/22    3.95       1,100,000               A1
    2,140,000   IDA of the City of Los Angeles IRB
                (Kairak, Inc. Project) - Series 1997
                LOC Bank of Hawaii                                            07/01/22    3.95       2,140,000               A1
    1,000,000   Irwindale, CA IDRB
                (TOYS R' US, Incorporated Project) - Series 1984
                LOC Bankers Trust Company                                     12/01/19    4.28       1,000,000               A1
    3,000,000   Los Angeles County, CA HFA MHRB
                (Sand Canyon Ranch Project) - Series F
                LOC Citibank                                                  11/01/06    3.35       3,000,000               A1+
    6,000,000   Ontario, CA IDA (LD Brinkman & Co.)
                LOC Union Bank of California                                  04/01/15    4.85       6,000,000    P1
    1,000,000   Orange County, CA (Radnor Aragon Corporation)
                LOC Toronto-Dominion Bank                                     08/01/19    4.28       1,000,000    P1

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ------------------
    Face                                                                     Maturity                Value                 Standard
   Amount                                                                      Date     Yield      (Note 1)      Moody's   & Poor's
   ------                                                                      ----     -----      --------      -------    -------
Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $  2,500,000   Otay Water District (1996 Capital Project)
                LOC Landesbank Hessen                                         09/01/26    3.45%   $  2,500,000    VMIG-1       A1+
      305,000   Oxnard, CA (Channel Island Business Center Project)
                LOC Wells Fargo Bank, N.A.                                    07/01/05    4.33         305,000    VMIG-1
    4,500,000   Rohnert Park, CA MHRB (Crossbrook Apartments Project) - Series A
                Fannie Mae Collateralized                                     06/15/25    3.35       4,500,000                 A1+
    9,000,000   Sacramento County, CA MHRB (Shadowood Apartments Project)
                LOC General Electric Capital Corporation                      12/01/22    3.60       9,000,000                 A1+
    2,000,000   San Bernadino County, CA
                (1996 County Center Refinancing Project)
                LOC Canadian Imperial Bank of Commerce                        07/01/15    3.40       2,000,000    VMIG-1       A1+
    2,200,000   San Francisco-South Beach 19 Redevelopment Agency
                LOC Bank Of Tokyo - Mitsubishi Bank, Ltd.                     12/01/16    4.03       2,200,000    VMIG-1
    6,000,000   Southeast Resource Recovery Facilities
                California Lease Revenue - Series A
                LOC Industrial Bank of Japan, Ltd.                            12/01/18    4.00       6,000,000    VMIG-1       A1
    2,000,000   Southern California Public Power Authority 1996
                Subordinate Refunding RB (Southern Trans Project)
                FSA Insured                                                   07/01/23    3.35       2,000,000    VMIG-1       A1+
    8,900,000   Southern California Public Power Authority Transmission Project RB
                (1991 Subordinate)
                AMBAC Insured                                                 07/01/19    3.35       8,900,000    VMIG-1       A1+
    3,000,000   State of California GO RB
                MBIA Insured                                                  09/01/21    4.15       3,000,000                 A1+
    1,500,000   The City of Los Angeles MHRB
                (Coral Wood County Project) - Series 1995D
                LOC Union Bank of California                                  11/01/25    3.60       1,500,000    VMIG-1
    2,990,000   The City of Los Angeles MHRB
                (Orangewood County Project) - Series 1995C
                LOC Union Bank of California                                  11/01/25    3.60       2,990,000    VMIG-1
    3,215,000   Town of Windsor MHRB (Oakmount at Windsor Project) - Series A
                LOC Banque Paribas                                            08/01/25    4.35       3,215,000                 A1
    6,500,000   Trust Receipts, State of California RAN - Series 1997         06/30/98    4.50       6,500,000    VMIG-1
    1,000,000   Tustin, CA Improvement Bond Act 1915
                (Reassessment District No. 95-2-A)
                LOC Kredietbank                                               09/02/13    5.00       1,000,000    VMIG-1       A1+
    2,500,000   Visalia, CA IDRB (Savannah Foods)
                LOC Trust Co. Bank of Atlanta                                 06/01/05    4.20       2,500,000    Aa3


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ------------------
    Face                                                                     Maturity                Value                 Standard
   Amount                                                                      Date     Yield      (Note 1)      Moody's   & Poor's
   ------                                                                      ----     -----      --------      -------    -------
Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000   West Basin Municipal Water District ADR COPS
                (Recycled Water Project-Phase II) - 1997C
                LOC Bayerische Vereinsbank, A.G.                              08/01/27    3.50%   $  1,000,000    VMIG-1
    1,100,000   Western Riverside County Regional
                Wastewater Authority RB - Series 1996
                LOC National Westminster Bank PLC                             04/01/28    5.00       1,100,000    VMIG-1       A1+
  -----------                                                                                      -----------
  127,145,000   Total Other Variable Rate Demand Instruments                                       127,145,000
  ===========                                                                                      ===========

Put Bond (d) (1.89%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  3,745,000   California PCFA PCR (Chevron USA Incorporated Project)        11/15/98    3.85%   $  3,745,000    Aa2        AA
  -----------                                                                                      -----------
    3,745,000   Total Put Bond                                                                       3,745,000
  ===========                                                                                      ===========
Revenue Bond (0.52%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  1,020,000   City of Bakerfield, CA Sewer RB - Series 1997 (c)
                FGIC Insured                                                  09/15/98    3.75%   $  1,020,000
  -----------                                                                                      -----------
    1,020,000   Total Revenue Bond                                                                   1,020,000
  ===========                                                                                      ===========
Tax Exempt Commercial Paper (11.45%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000   California PCFA PCR (Pacific Gas & Electric Company)
                LOC Morgan Guaranty Trust Company                             03/04/98    3.50%   $  2,000,000               A1+
    5,000,000   California PCR (Southern California Edison) - Series B        02/19/98    3.70       5,000,000    P1         A1
    3,700,000   Orange County Water District, CA
                LOC Union Bank of Switzerland                                 01/21/98    3.50       3,700,000    P1         A1+
    3,000,000   Sacramento Municipal Utilities District, CA - Series 1
                LOC Bayerische Landesbank Girozentrale                        02/11/98    3.45       3,000,000    P1         A1+
    3,000,000   The City of Long Beach Harbor Department - Series A           02/12/98    3.70       3,000,000    P1         A1+
    5,000,000   The Regents of the University of California                   03/31/98    3.55       5,000,000    P1         A1+
      945,000   The Regents of the University of California - Series A        03/11/98    3.55         945,000    P1         A1+
  -----------                                                                                      -----------
   22,645,000   Total Tax Exempt Commercial Paper                                                   22,645,000
  ===========                                                                                      ===========
Variable Rate Demand Instruments - Private Placements (4.85%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 3,745,000    Gene E. Lynn Nursing Home (c)
                LOC Bank of America                                           12/01/15    5.48%   $  3,745,000
   1,888,000    IDA County Riverside, CA IDRB
                (National RV Incorporated Project)
                LOC Union Bank of California                                  12/01/03    5.10       1,888,000    P1         A1+
   2,410,000    Kent Trust Project - Series 84B (c)
                LOC Comerica Bank                                             12/01/14    4.68       2,410,000


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ------------------
    Face                                                                     Maturity                Value                 Standard
   Amount                                                                      Date     Yield      (Note 1)      Moody's   & Poor's
   ------                                                                      ----     -----      --------      -------    -------
Variable Rate Demand Instruments - Private Placements (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 1,545,000    Nob Hill Venture - Series 84 (c)
                LOC Wells Fargo Bank, N.A.                                    12/01/09    4.68%   $   1,545,000
 -----------                                                                                      -------------
   9,588,000    Total Variable Rate Demand Instruments - Private Placements                           9,588,000
                                                                                                  -------------
 -----------    Total Investments (98.70%) (Cost $195,243,673+)                                     195,243,673
                Cash and other assets in excess of liabilities (1.30%)                                2,572,710
                                                                                                  -------------
                Net Assets (100.00%)                                                              $ 197,816,383
                                                                                                  =============
                Net Asset Value, offering and redemption price per share:
                Class A Shares, 182,667,523 Shares Outstanding (Note 3)                           $        1.00
                                                                                                  =============
                Class B Shares,  15,164,472 Shares Outstanding (Note 3)                           $        1.00
                                                                                                  =============
                +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors has deemed to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.

KEY:
     ADR       =   Adjustable Rates                               IRB       =    Industrial Revenue Bond
     COPS      =   Certificates of Participations                 LOC       =    Letter of Credit
     EDFA      =   Economic Development Finance Authority         MBIA      =    Municipal Bond Insurance Association
     FGIC      =   Financial Guaranteed Insurance Company         MHRB      =    Multi-Family Housing Revenue Bond
     FSA       =   Financial Securities Assurance                 PCFA      =    Pollution Control Finance Authority
     GNMA      =   Government National Mortgage Association       PCR       =    Pollution Control Revenue
     GO        =   General Obligation                             PCRB      =    Pollution Control Revenue Bond
     HFA       =   Housing Finance Agency                         RAN       =    Revenue Anticipation Note
     IDA       =   Industrial Development Authority               RB        =    Revenue Bond
     IDR       =   Industrial Development Revenue                 TRAN      =    Tax and Revenue Anticipation Note
     IDRB      =   Industrial Development Revenue Bond


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997

===============================================================================

INVESTMENT INCOME

Income:
  Interest......................................................................               $    8,350,564
Expenses: (Note 2)                                                                              -------------
   Investment management fee....................................................                      693,398
   Administration fee...........................................................                      485,378
   Shareholder servicing fee....................................................                      440,891
   Custodian expenses...........................................................                       22,556
   Shareholder servicing and related shareholder expenses.......................                      210,859
   Legal, compliance and filing fees............................................                       31,398
   Audit and accounting.........................................................                       84,945
   Directors' fees..............................................................                        9,485
   Other........................................................................                       17,612
                                                                                                -------------
       Total expenses...........................................................                    1,996,522
       Less: Fees waived (Note 2)...............................................               (      124,425)
              Expenses paid indirectly (Note 2).................................               (       14,078)
                                                                                                -------------
       Net expenses.............................................................                    1,858,019
                                                                                                -------------
Net investment income...........................................................                    6,492,545
                                                                                                -------------
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................                       -0-
                                                                                                -------------
Increase in net assets from operations..........................................               $    6,492,545
                                                                                                =============

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1997 AND 1996

===============================================================================

                                                                           1997                            1996
                                                                       ------------                  ------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income......................................     $    6,492,545                $    5,368,563
     Net realized gain (loss) on investments....................            -0-                           -0-
                                                                       ------------                 -------------
Increase in net assets from operations..........................          6,492,545                     5,368,563

Dividends to shareholders from net investment income:
     Class A....................................................     (    6,161,959)*              (    5,355,010)*
     Class B....................................................     (      330,586)*              (       13,553)*
Capital share transactions (Note 3):
     Class A....................................................     (   23,295,068)                   34,138,724
     Class B....................................................         11,728,628                     3,435,844
                                                                      -------------                 -------------
     Total increase (decrease)..................................     (   11,566,440)                   37,574,568
Net assets:
     Beginning of year..........................................        209,382,823                   171,808,255
                                                                      -------------                 -------------
     End of year................................................     $  197,816,383                $  209,382,823
                                                                      =============                 =============

* Designated as exempt-interest dividends for federal income tax purposes.



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 9, 1996 and all Fund shares outstanding before October 9, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

          a) Valuation of Securities -

          Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

          b) Federal Income Taxes -

          It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

          c) Dividends and Distributions -

          Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

          d) Use of Estimates -

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

          e) General -

          Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2.Investment Management Fees and Other Transactions with Affiliates(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended December 31, 1997, the Manager voluntarily waived management fees of $124,425.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $112,341 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are offsets of $14,078.

3. Capital Stock.

At December 31, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $197,831,995. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                               Year
Class A                                              Ended                              Ended
-------                                        December 31, 1997                  December 31, 1996
                                               -----------------                  -----------------
Sold...................................            399,357,386                        387,317,948
Issued on reinvestment of dividends....              5,069,582                          3,615,939
Redeemed...............................         (  427,722,036)                     ( 356,795,163)
                                                 -------------                       ------------
Net increase (decrease)................         (   23,295,068)                        34,138,724
                                                 =============                       ============

                                                     Year                         October 9, 1996
Class B                                              Ended                   (Commencement of Sales) to
-------                                        December 31, 1997                  December 31, 1996
                                               -----------------                  -----------------
Sold...................................            118,418,604                          6,012,221
Issued on reinvestment of dividends....                301,856                             12,875
Redeemed...............................         (  106,991,832)                     (   2,589,252)
                                                 -------------                       ------------
Net increase...........................             11,728,628                          3,435,844
                                                 =============                       ============

4. Sales of Securities.

Accumulated undistributed realized losses at December 31, 1997 amounted to $15,612. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire December 31, 1999 through December 31, 2002.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 50% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


--------------------------------------------------------------------------------

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================================================================================

6. Financial Highlights.


CLASS A                                                                         Year Ended December 31,
-------                                              -------------------------------------------------------------------------------
                                                       1997              1996             1995             1994             1993
                                                     ---------        ----------       ----------       ----------       -----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............     $  1.00          $  1.00          $  1.00          $  1.00          $  1.00
                                                     --------         --------         --------         --------         --------
Income from investment operations:
   Net investment income........................        0.028            0.027            0.032            0.024            0.021
Less distributions:
   Dividends from net investment income              (  0.028)        (  0.027)        (  0.032)        (  0.024)        (  0.021)
                                                      -------          -------          -------          -------          -------

Net asset value, end of year....................     $  1.00          $  1.00          $  1.00          $  1.00          $  1.00
                                                     ========         ========         ========         ========         ========
Total Return....................................        2.84%            2.76%            3.28%            2.45%            2.16%
Ratios/Supplemental Data
Net assets, end of year (000)...................     $182,653         $205,947         $171,808         $105,120         $117,260
Ratios to average net assets:
   Expenses, net of fees waived.................        0.82%            0.75%            0.67%            0.56%            0.35%
   Net investment income........................        2.80%            2.73%            3.24%            2.40%            2.14%
   Management, administration and shareholder
     servicing fees waived......................        0.05%            0.08%            0.22%            0.28%            0.54%
   Expense offsets..............................         --              0.01%            0.01%             --               --


                                                                    Year                         October 9, 1996
CLASS B                                                            Ended                   (Commencement of Sales) to
-------                                                       December 31,1997                 December 31, 1996
                                                              ----------------                 -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............                 $  1.00                           $  1.00
                                                                 --------                          --------
Income from investment operations:
   Net investment income........................                    0.030                             0.004
Less distributions:
   Dividends from net investment income.........                 (  0.030)                         (  0.004)
                                                                  -------                           -------
Net asset value, end of period..................                 $  1.00                           $  1.00
                                                                 ========                          ========
Total Return....................................                    3.08%                             3.08%*
Ratios/Supplemental Data
Net assets, end of period (000).................                 $  15,163                         $  3,436
Ratios to average net assets:
   Expenses, net of fees waived.................                    0.58%                             0.56%*
   Net investment income........................                    3.10%                             3.09%*
   Management fees waived.......................                    0.05%                             0.06%*
   Expense offsets..............................                     --                               0.01%
*    Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================


The Board of Directors and Shareholders
California Daily Tax Free Income Fund, Inc.


We have audited the accompanying statement of net assets of California Daily Tax Free Income Fund, Inc. as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.




\S\ McGladrey & Pullen, LLP




New York, New York
January 23, 1998




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.





                         Annual Report
                       December 31, 1997







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, L.P.
     600 Fifth Avenue
     New York, New York 10020



-------------------------------------------------------------------------------